Components of Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Debt Instrument [Line Items]
Current	$ 575	$ 35,800
Long Term	215,417	161,624
Convertible Debentures
Debt Instrument [Line Items]
Long Term	130,422	137,655
Senior Secured Notes
Debt Instrument [Line Items]
Current		35,000
Long Term	35,000
Promissory Notes Due to Former Owner
Debt Instrument [Line Items]
Current	575	800
Long Term		250
Third Amended And Restated Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Long Term	$ 49,995	$ 23,719